Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Carrying value of property leased or held for lease to others (in thousands)
Construction aggregates property	$35,294
Commercial property	55,842
91,136
less accumulated depreciation and depletion	17,223
$73,913